Goodwill and intangible assets, net - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	€ 286,539	€ 282,664	€ 490,590
Intangible assets with definite lives, net	540	5
Intangible assets with indefinite lives	169,545	169,545
Total	€ 456,624	€ 452,214